Capital and financial risk management - Contractual cash flows for non-derivative financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Borrowings	£ 10,254	£ 49
Interest on borrowings	2,639	2
Lease liability on leases with annual payments	161	117
Finance expense arising on lease liabilities	11	15
Trade payables and other liabilities not in net debt	3,253	3,498
Gross contractual cash flows	16,318	3,681
Rental payments due within one year
Borrowings
Borrowings	393	49
Interest on borrowings	316	2
Lease liability on leases with annual payments	44	30
Finance expense arising on lease liabilities	3	4
Trade payables and other liabilities not in net debt	3,242	3,496
Gross contractual cash flows	3,998	3,581
Rental payments due between one and two years
Borrowings
Borrowings	830
Interest on borrowings	291
Lease liability on leases with annual payments	36	22
Finance expense arising on lease liabilities	2	3
Trade payables and other liabilities not in net debt	9	2
Gross contractual cash flows	1,168	27
Rental payments due between two and three years
Borrowings
Borrowings	1,385
Interest on borrowings	248
Lease liability on leases with annual payments	25	15
Finance expense arising on lease liabilities	2	2
Trade payables and other liabilities not in net debt	1
Gross contractual cash flows	1,661	17
Rental payments due between three and four years
Borrowings
Borrowings	694
Interest on borrowings	230
Lease liability on leases with annual payments	21	13
Finance expense arising on lease liabilities	1	2
Trade payables and other liabilities not in net debt	1
Gross contractual cash flows	947	15
Rental payments due between four and five years
Borrowings
Borrowings	1,653
Interest on borrowings	184
Lease liability on leases with annual payments	13	10
Finance expense arising on lease liabilities	1	1
Gross contractual cash flows	1,851	11
Later than five years
Borrowings
Borrowings	5,299
Interest on borrowings	1,370
Lease liability on leases with annual payments	22	27
Finance expense arising on lease liabilities	2	3
Gross contractual cash flows	£ 6,693	£ 30